Notes Payable and Other Amounts Due to Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Payable and Other Amounts Due to Related Party [Abstract]
NOTES PAYABLE AND OTHER AMOUNTS DUE TO RELATED PARTY

NOTE 6 – NOTES PAYABLE AND OTHER AMOUNTS DUE TO RELATED PARTY

Amounts due to related parties as of June 30, 2018 and December 31, 2017 were comprised of the following:

	June 30,	December 31,
	2018	2017
Due to related party:
Deferred compensation, Dr. Michael Dent	$300,600	$300,600
Accrued interest payable to Dr. Michael Dent	95,853	63,245
Total due to related party	396,453	363,845

Notes payable to related party:
Notes payable to Dr. Michael Dent, current portion	---	553,550
Notes payable to Dr. Michael Dent, long term portion	665,452	---
Total notes payable to related party	$665,452	$553,550

Notes Payable to Dr. Michael Dent

Prior to August 2014, NWC was owned and controlled by the Company’s Chief Executive Officer, Dr. Michael Dent (“DMD”). DMD first provided an up to $175,000 unsecured note payable to the Company with a 0% interest rate. During 2013 the limit on the unsecured Note Payable was increased up to $500,000 and during 2014 it was increased to $750,000 with a maturity date of December 31, 2017. During January 2017, the note was again amended to extend the maturity date until December 31, 2018, to accrue interest on outstanding balances after January 1, 2017 at a rate of 10% per annum, and to fix interest accrued on balances between January 1, 2015 and December 31, 2016 at an amount equal to $22,108 (the “$750k DMD Note”). All principal and interest is due at maturity of the $750k DMD Note. Interest accrued on the $750k DMD Note as of June 30, 2018 and December 31, 2017 was $55,665 and $43,963, respectively.

The carrying values of notes payable to Dr. Michael Dent as of June 30, 2018 were as follows:

Inception Date	Maturity Date	Borrower	Interest Rate	Amount
January 12, 2017	January 13, 2019	HLYK	10%	$39,295	*
January 18, 2017	January 19, 2019	HLYK	10%	22,454	*
January 24, 2017	January 15, 2019	HLYK	10%	56,136	*
February 9, 2017	February 10, 2019	HLYK	10%	33,363	*
April 20, 2017	April 21, 2019	HLYK	10%	10,911	*
June 15, 2017	June 16, 2019	HLYK	10%	34,793	*
August 17, 2017	August 18, 2018	HLYK	10%	20,000
August 24, 2017	August 25, 2018	HLYK	10%	37,500
September 7, 2017	September 8, 2018	HLYK	10%	35,000
September 21, 2017	September 22, 2018	HLYK	10%	26,500
September 29, 2017	September 30, 2018	HLYK	10%	12,000
December 21, 2017	December 22, 2018	HLYK	10%	14,000
January 8, 2018	January 9, 2019	HLYK	10%	75,000
January 11, 2018	January 12, 2019	HLYK	10%	9,000
January 26, 2018	January 27, 2019	HLYK	10%	17,450
January 3, 2014	December 31, 2018	NWC	10%	222,050
				$665,452

* - Denotes that note payable is carried at fair value

On July 18, 2018, in connection with a $2,000,000 private placement by a third party investor, Dr. Dent agreed to extend the maturity date on all of the above notes until December 31, 2019. Interest accrued on the above unsecured promissory notes as of June 30, 2018 and December 31, 2017 was $40,218 and $19,350, respectively.

On February 12, 2018, the Company issued a warrant to purchase 6,678,462 shares of common stock to DMD as an inducement to (i) extend the maturity dates of up to $439,450 loaned by Dr. Dent to the Company in 2017 and 2018 in the form of unsecured promissory notes, including $75,000 loaned from Dr. Dent to the Company in January 2018 to allow the Company to retire an existing convertible promissory note payable to Power-up Lending Group Ltd. before such convertible promissory note became eligible for conversion, and (ii) provide continued loans to the Company. The warrant is immediately exercisable at an exercise price of $0.065 per share, subject to adjustment, and expires five years after the date of issuance. The fair value of the warrants was calculated using the Black-Scholes pricing model at $337,466, with the following assumptions: risk-free interest rate of 2.56%, expected life of 5 years, volatility of 268.90%, and expected dividend yield of zero. On March 28, 2012, DMD agreed to extend the maturity dates of promissory notes with an aggregate face value of $177,500, which were originally scheduled to mature before June 30, 2018, by one year from the original maturity date. Because the fair value of the warrants was greater than 10% of the present value of the remaining cash flows under the modified promissory notes, the transaction was treated as a debt extinguishment and reissuance of new debt instruments pursuant to the guidance of ASC 470-50 “Debt – Modifications and Extinguishments” (“ASC 470-50"). A loss on debt extinguishment was recorded in the amount of $348,938, equal to the fair value of the warrants of $337,466, plus the excess of $11,472 of the fair value of the reissued debt instruments over the carrying value of the existing debt instruments. The change in fair value of the reissued debt instruments subsequent to the reissuance date was $4,532 in the three months ended June 30, 2018 and $7,981 in the six months ended June 30, 2018, which is included in “Change in fair value of debt.”

MedOffice Direct

During 2017, the Company entered into an agreement with MedOffice Direct (“MOD”), a company majority-owned by the Company’s CEO and largest shareholder, Dr. Michael Dent, pursuant to which the Company will pay rent to MOD in the amount of $2,040 per month for office space in MOD’s facility used by the Company and its employees for the period from January 1, 2017 through July 31, 2018. During the three months ended June 30, 2018 and 2017, the Company recognized rent expense to MOD in the amount of $6,120 and $6,120, respectively. During the six months ended June 30, 2018 and 2017, the Company recognized rent expense to MOD in the amount of $12,240 and $12,240, respectively. The Company had prepaid an additional $18,217 toward future rent as of June 30, 2018.

During 2017, the Company entered into a separate Marketing Agreement with MOD pursuant to which MOD agreed to market the HealthLynked Network to its physician practice clients, in exchange for a semi-annual fee of $25,000. This agreement was terminated effective April 1, 2018. During the three months ended June 30, 2018 and 2017, the Company recognized general and administrative expense in the amount of $-0- and $25,000, respectively, pursuant to this agreement. During the six months ended June 30, 2018 and 2017, the Company recognized general and administrative expense in the amount of $12,500 and $25,000, respectively, pursuant to this agreement. On July 1, 2018 HLYK and MOD signed a marketing and service agreement where HLYK will include MOD offering as part of its product offering to Physicians and HLYK will receive 8% of revenue for new sales related to MOD products sold by the HLYK sales team. The revenue percentage will be split between HLYK and the HLYK sales representative.

NOTE 6 – DUE TO RELATED PARTY

Amounts due to related parties as of December 31, 2017 and 2016 were comprised of the following:

	December 31,
	2017	2016
Current portion:
Due to Dr. Michael Dent	$616,795	$	---
Deferred compensation, Dr. Michael Dent	300,600		300,600
Due to MedOffice Direct	---		11,192
Total current portion	917,395		311,792

Long term portion:
Due to Dr. Michael Dent	---		237,157

Total due to related parties	$917,395		$548,949

Dr. Michael Dent

Prior to August 2014, NWC was owned and controlled by the Company’s Chief Executive Officer, Dr. Michael Dent (“DMD”). DMD first provided an up to $175,000 unsecured note payable to the Company with a 0% interest rate. During 2013 the limit on the unsecured Note Payable was increased up to $500,000 and during 2014 it was increased to $750,000 with a maturity date of December 31, 2017. During January 2017, the note was again amended to extend the maturity date until December 31, 2018, to accrue interest on outstanding balances after January 1, 2017 at a rate of 10% per annum, and to fix interest accrued on balances between January 1, 2015 and December 31, 2016 at an amount equal to $22,108 (the “$750k DMD Note”). All principal and interest is due at maturity of the $750k DMD Note. Interest accrued on the $750k DMD Note as of December 31, 2017 and 2016 was $43,963 and $22,108, respectively.

During the year ended December 31, 2017, the Company borrowed $322,500 from Dr. Dent under unsecured promissory notes as follows:

Inception Date	Maturity Date	Interest Rate	Amount
January 12, 2017	January 13, 2018	10%	$35,000
January 18, 2017	January 19, 2018	10%	20,000
January 24, 2017	January 15, 2018	10%	50,000
February 9, 2017	February 10, 2018	10%	30,000
April 20, 2017	April 21, 2018	10%	10,000
June 15, 2017	June 16, 2018	10%	32,500
August 17, 2017	August 18, 2018	10%	20,000
August 24, 2017	August 25, 2018	10%	37,500
September 7, 2017	September 8, 2018	10%	35,000
September 21, 2017	September 22, 2018	10%	26,500
September 29, 2017	September 30, 2018	10%	12,000
December 21, 2017	December 22, 2018	10%	14,000

			$322,500

Interest accrued on the 2017 DMD Notes as of December 31, 2017 and 2016 was $19,350 and -0-, respectively. During March 2018, the maturity date on notes payable to DMD maturing on April 21, 2108 or earlier were extended by one year.

MedOffice Direct

During 2016, MedOffice Direct (“MOD”), a company majority-owned by the Company’s CEO and largest shareholder, Dr. Michael Dent, paid a direct obligation of the Company in the amount of $25,000. The Company also paid direct obligations of MOD totaling $13,808 in 2016, resulting in an amount payable to MOD of $11,192 as of December 31, 2016. This amount was paid in full in January 2017.

During the year ended December 31, 2017, the Company entered into an agreement with MOD pursuant to which the Company will pay rent to MOD in the amount of $2,040 per month for office space in MOD’s facility used by the Company and its employees for the period from January 1, 2017 through July 31, 2018. During the years ended December 31, 2017 and 2016, the Company recognized rent expense related to the marketing agreement in the amount of $24,480 and $-0-, respectively, pursuant to this agreement and had prepaid an additional $24,459 toward future rent as of December 31, 2017.